CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	$ (14,923)	$ 3,221	$ (29,290)
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Depreciation	562	880	946
Loss from disposal of property and equipment	0	29	0
Changes in accrued liability for employee rights upon retirement	20	(32)	21
Share-based compensation expenses	1,527	687	1,217
Net changes in operating leases	(194)	14	71
Changes in fair value of marketable securities	119	(125)	138
Finance expenses, net	(133)	55	12
Changes in operating asset and liabilities:
Receivables from collaborative and licensing arrangements	12,609	(18,314)	1,967
Prepaid expenses and other current assets	(771)	274	219
Accounts payable, accrued expenses and other	(8,300)	5,620	(542)
Net cash used in operating activities	(9,484)	(7,691)	(25,241)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(171)	(143)	(449)
Bank deposits	8,948	(48)	(21,400)
Restricted long-term deposits	10	(5)	(21)
Investments in marketable securities	(10,006)	(6,716)	(32,322)
Proceeds from sales and maturity of marketable securities	2,918	26,784	51,498
Net cash provided by (used in) investing activities	1,699	19,872	(2,694)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares through ATM, net of issuance costs	0	505	0
Proceeds from exercise of options granted to employees	15	332	151
Proceeds from issuance of shares and warrants through public offering, net of issuance costs	0	0	21,306
Net proceeds from issuance of shares and warrants to the controlling shareholder through private placement	0	0	5,000
Net cash provided by financing activities	15	837	26,457
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	133	(55)	(12)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,637)	12,963	(1,490)
CASH AND CASH EQUIVALENTS AND RESRICTED CASH AT BEGINNING OF THE YEAR	21,235	8,272	9,762
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	13,598	21,235	8,272
Cash and Cash equivalents	12,448	20,085	7,122
Restricted cash	1,150	1,150	1,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	13,598	21,235	8,272
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities	88	253	378
SUPPLEMENTARY INFORMATION:
Income taxes paid	0	34	7
Interest received	$ 392	$ 774	$ 770